Guarantor Financial Information - Condensed Consolidating Statement of Cash Flows Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net cash provided by (used in) operating activities	$ 3,831	$ 2,779	$ 1,877
Investing activities
Purchases of property and equipment	(5,237)	(4,702)	(4,724)
Purchases of spectrum licenses and other intangible assets, including deposits	(5,828)	(3,968)	(1,935)
Proceeds related to beneficial interests in securitization transactions	4,319	3,356	3,537
Purchases of short-term investments	0	0	(2,997)
Sales of short-term investments	0	2,998	0
Equity investment in subsidiary	0		0
Other, net	1	(8)	96
Net cash used in investing activities	(6,745)	(2,324)	(6,023)
Financing activities
Proceeds from capital contribution			0
Proceeds from issuance of long-term debt	10,480	997	3,979
Proceeds from tower obligations	0	0	140
Proceeds from borrowing on revolving credit facility	2,910	0	0
Repayments of revolving credit facility	(2,910)	0	0
Repayments of capital lease obligations	(486)	(205)	(57)
Repayments of short-term debt for purchases of inventory, property and equipment, net	(300)	(150)	(564)
Repayments of long-term debt	(10,230)	(20)	0
Proceeds from exercise of stock options	21	29	47
Repurchases of common shares	(427)	0	0
Intercompany advances, net	0	0	0
Equity investment from parent	0
Tax withholdings on share-based awards	(166)	(121)	(156)
Intercompany dividend paid	0	0	0
Dividends on preferred stock	(55)	(55)	(55)
Cash payments for debt prepayment or debt extinguishment costs	(188)	0	0
Other, net	(16)	(12)	79
Net cash (used in) provided by financing activities	(1,367)	463	3,413
Change in cash and cash equivalents	(4,281)	918	(733)
Beginning of period	5,500	4,582	5,315
End of period	1,219	5,500	4,582
Consolidating and Eliminating Adjustments
Operating activities
Net cash provided by (used in) operating activities	(100)	(110)	(175)
Investing activities
Purchases of property and equipment	0	0	0
Purchases of spectrum licenses and other intangible assets, including deposits	0	0	0
Proceeds related to beneficial interests in securitization transactions	0	0	0
Purchases of short-term investments			0
Sales of short-term investments		0
Equity investment in subsidiary	308		1,905
Other, net	0	0	0
Net cash used in investing activities	308	0	1,905
Financing activities
Proceeds from capital contribution			(1,905)
Proceeds from issuance of long-term debt	0	0	0
Proceeds from tower obligations			0
Proceeds from borrowing on revolving credit facility	0
Repayments of revolving credit facility	0
Repayments of capital lease obligations	0	0	0
Repayments of short-term debt for purchases of inventory, property and equipment, net	0	0	0
Repayments of long-term debt	0	0
Proceeds from exercise of stock options	0	0	0
Repurchases of common shares	0
Intercompany advances, net	0	0	0
Equity investment from parent	(308)
Tax withholdings on share-based awards	0	0	0
Intercompany dividend paid	100	110	175
Dividends on preferred stock	0	0	0
Cash payments for debt prepayment or debt extinguishment costs	0
Other, net	0	0	0
Net cash (used in) provided by financing activities	(208)	110	(1,730)
Change in cash and cash equivalents	0	0	0
Beginning of period	0	0	0
End of period	0	0	0
Parent | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities	1	6	(1)
Investing activities
Purchases of property and equipment	0	0	0
Purchases of spectrum licenses and other intangible assets, including deposits	0	0	0
Proceeds related to beneficial interests in securitization transactions	0	0	0
Purchases of short-term investments			0
Sales of short-term investments		0
Equity investment in subsidiary	(308)		(1,905)
Other, net	0	0	0
Net cash used in investing activities	(308)	0	(1,905)
Financing activities
Proceeds from capital contribution			0
Proceeds from issuance of long-term debt	0	0	0
Proceeds from tower obligations			0
Proceeds from borrowing on revolving credit facility	0
Repayments of revolving credit facility	0
Repayments of capital lease obligations	0	0	0
Repayments of short-term debt for purchases of inventory, property and equipment, net	0	0	0
Repayments of long-term debt	0	0
Proceeds from exercise of stock options	21	29	47
Repurchases of common shares	(427)
Intercompany advances, net	484	0	0
Equity investment from parent	0
Tax withholdings on share-based awards	0	0	0
Intercompany dividend paid	0	0	0
Dividends on preferred stock	(55)	(55)	(41)
Cash payments for debt prepayment or debt extinguishment costs	0
Other, net	0	0	0
Net cash (used in) provided by financing activities	23	(26)	6
Change in cash and cash equivalents	(284)	(20)	(1,900)
Beginning of period	358	378	2,278
End of period	74	358	378
Issuer | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities	(1,613)	(1,335)	(1,147)
Investing activities
Purchases of property and equipment	0	0	0
Purchases of spectrum licenses and other intangible assets, including deposits	0	0	0
Proceeds related to beneficial interests in securitization transactions	0	0	0
Purchases of short-term investments			(1,999)
Sales of short-term investments		2,000
Equity investment in subsidiary	0		0
Other, net	0	0	0
Net cash used in investing activities	0	2,000	(1,999)
Financing activities
Proceeds from capital contribution			1,905
Proceeds from issuance of long-term debt	10,480	997	3,979
Proceeds from tower obligations			140
Proceeds from borrowing on revolving credit facility	2,910
Repayments of revolving credit facility	0
Repayments of capital lease obligations	0	0	0
Repayments of short-term debt for purchases of inventory, property and equipment, net	0	0	0
Repayments of long-term debt	0	0
Proceeds from exercise of stock options	0	0	0
Repurchases of common shares	0
Intercompany advances, net	(14,817)	(696)	(3,357)
Equity investment from parent	308
Tax withholdings on share-based awards	0	0	0
Intercompany dividend paid	0	0	0
Dividends on preferred stock	0	0	0
Cash payments for debt prepayment or debt extinguishment costs	0
Other, net	0	0	0
Net cash (used in) provided by financing activities	(1,119)	301	2,667
Change in cash and cash equivalents	(2,732)	966	(479)
Beginning of period	2,733	1,767	2,246
End of period	1	2,733	1,767
Guarantor Subsidiaries | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities	9,761	7,516	6,650
Investing activities
Purchases of property and equipment	(5,237)	(4,702)	(4,724)
Purchases of spectrum licenses and other intangible assets, including deposits	(5,828)	(3,968)	(1,935)
Proceeds related to beneficial interests in securitization transactions	43	25	2
Purchases of short-term investments			(998)
Sales of short-term investments		998
Equity investment in subsidiary	0		0
Other, net	1	(8)	96
Net cash used in investing activities	(11,021)	(7,655)	(7,559)
Financing activities
Proceeds from capital contribution			0
Proceeds from issuance of long-term debt	0	0	0
Proceeds from tower obligations			0
Proceeds from borrowing on revolving credit facility	0
Repayments of revolving credit facility	(2,910)
Repayments of capital lease obligations	(486)	(205)	(57)
Repayments of short-term debt for purchases of inventory, property and equipment, net	(300)	(150)	(564)
Repayments of long-term debt	(10,230)	(20)
Proceeds from exercise of stock options	0	0	0
Repurchases of common shares	0
Intercompany advances, net	14,300	625	3,288
Equity investment from parent	0
Tax withholdings on share-based awards	(166)	(121)	(156)
Intercompany dividend paid	0	0	0
Dividends on preferred stock	0	0	(14)
Cash payments for debt prepayment or debt extinguishment costs	(188)
Other, net	(16)	(12)	79
Net cash (used in) provided by financing activities	4	117	2,576
Change in cash and cash equivalents	(1,256)	(22)	1,667
Beginning of period	2,342	2,364	697
End of period	1,086	2,342	2,364
Non-Guarantor Subsidiaries | Reportable Legal Entities
Operating activities
Net cash provided by (used in) operating activities	(4,218)	(3,298)	(3,450)
Investing activities
Purchases of property and equipment	0	0	0
Purchases of spectrum licenses and other intangible assets, including deposits	0	0	0
Proceeds related to beneficial interests in securitization transactions	4,276	3,331	3,535
Purchases of short-term investments			0
Sales of short-term investments		0
Equity investment in subsidiary	0		0
Other, net	0	0	0
Net cash used in investing activities	4,276	3,331	3,535
Financing activities
Proceeds from capital contribution			0
Proceeds from issuance of long-term debt	0	0	0
Proceeds from tower obligations			0
Proceeds from borrowing on revolving credit facility	0
Repayments of revolving credit facility	0
Repayments of capital lease obligations	0	0	0
Repayments of short-term debt for purchases of inventory, property and equipment, net	0	0	0
Repayments of long-term debt	0	0
Proceeds from exercise of stock options	0	0	0
Repurchases of common shares	0
Intercompany advances, net	33	71	69
Equity investment from parent	0
Tax withholdings on share-based awards	0	0	0
Intercompany dividend paid	(100)	(110)	(175)
Dividends on preferred stock	0	0	0
Cash payments for debt prepayment or debt extinguishment costs	0
Other, net	0	0	0
Net cash (used in) provided by financing activities	(67)	(39)	(106)
Change in cash and cash equivalents	(9)	(6)	(21)
Beginning of period	67	73	94
End of period	$ 58	$ 67	$ 73